Other Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Tax indemnification guarantee liability	$ (600)	$ (50,000)	$ 0
Write-off of contingent consideration	0	0	36,630
Contingent liability	0	(4,500)	(61,862)
Gain on sale / (write-down) of cost-accounted investment	0	1,250	(19,000)
Loss on bond repurchases	(1,772)	0	0
Miscellaneous income (loss)	359	(731)	5,219
Other loss	$ (2,013)	$ (53,981)	$ (39,013)